Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Net Assets
Amount of restricted net assets of PRC subsidiaries	¥ 1,148,577	¥ 1,143,936